Fair Value Measurements (Details)	Dec. 31, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	$ 70,905,065
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	3,340,354
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	67,564,711
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	14,449,493
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	1,829,977
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	12,619,516
Convertible Notes Payable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	950,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	950,000
Preferred Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	6,980,633
Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	6,980,633
Special Purpose Vehicles [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	47,014,562	[1]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments		[1]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments		[1]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	47,014,562	[1]
Money Market [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	1,510,377
Money Market [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	1,510,377
Money Market [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Money Market [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments

[1]	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.